Summary of Significant Accounting Policies - Estimated useful lives of assets (Details) - Other equipment	6 Months Ended
Jun. 30, 2021
Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	3 years
Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	6 years